Intangible assets - Schedule of Intangible Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	€ 21
Increases	(10)
Decreases	0
Transfer	0
Intangible assets at end of period	12
Gross book value of intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	717
Increases	4
Decreases	0
Transfer	0
Intangible assets at end of period	721
Gross book value of intangible assets | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	65
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	65
Gross book value of intangible assets | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	651
Increases	4
Decreases	0
Transfer	0
Intangible assets at end of period	656
Gross book value of intangible assets | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	0
Accumulated depreciation of intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(695)
Increases	(14)
Decreases	0
Transfer	0
Intangible assets at end of period	(709)
Accumulated depreciation of intangible assets | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(65)
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	(65)
Accumulated depreciation of intangible assets | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(630)
Increases	(14)
Decreases	0
Transfer	0
Intangible assets at end of period	€ (644)